Post-Employment Benefits - Expense recognized in the consolidated statements of operations and other comprehensive income (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Post-Employment Benefits
Actuarial losses (+) / gains (-) deriving from experience adjustments	€ 94	€ (202)
Actuarial gains (-) / losses (+) deriving from changes in demographical assumptions		(25)
Actuarial gains (-) / losses (+) deriving from changes in financial assumptions	(108)	(6)
Return on plan assets etc., interest (expense) / income	(14)	71
Included in other comprehensive income	(28)	(162)
Current service cost	95	112
Past service (credit) / cost		(1)
Interest income	(1)	0
Administrative expenses (effective)	6	5
Interest expense	1	1
Included in the consolidated statements of operations	101	117
Total expense / (income) included in the consolidated statements of operations and other comprehensive income	73	(45)
Expected payment contributions	€ 84	€ 56